Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$17,521,955.86	0.1511947	$7,766,510.78	0.0670162	$9,755,445.08
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$94,471,955.86	0.0828818	$84,716,510.78	0.0743232	$9,755,445.08

Weighted Avg. Coupon (WAC)	3.50%		3.54%
Weighted Avg. Remaining Maturity (WARM)	17.33		16.57
Pool Receivables Balance	$114,056,937.15		$103,994,931.22
Remaining Number of Receivables	23,160		22,548

Adjusted Pool Balance	$111,698,760.20		$101,943,315.12

III. COLLECTIONS

Principal:
Principal Collections	$9,889,992.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$195,854.24
Total Principal Collections	$10,085,846.70

Interest:
Interest Collections	$334,908.01
Late Fees & Other Charges	$30,530.40
Interest on Repurchase Principal	$-
Total Interest Collections	$365,438.41

Collection Account Interest	$7,671.78
Reserve Account Interest	$2,275.68
Servicer Advances	$-

Total Collections	$10,461,232.57

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$10,461,232.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,461,232.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$95,047.45	$-	$95,047.45	$95,047.45
Collection Account Interest					$7,671.78
Late Fees & Other Charges					$30,530.40
Total due to Servicer					$133,249.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$19,274.15		$19,274.15

Total Class A interest:		$19,274.15		$19,274.15	$19,274.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$10,173,431.79

9. Regular Principal Distribution Amount:					$9,755,445.08

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,755,445.08
Class A Notes Total:		$9,755,445.08		$9,755,445.08
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,755,445.08		$9,755,445.08

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					417,986.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,358,176.95
Beginning Period Amount	$2,358,176.95
Current Period Amortization	$306,560.85
Ending Period Required Amount	$2,051,616.10
Ending Period Amount	$2,051,616.10
Next Distribution Date Required Amount	$1,770,569.44

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	15.42%	16.90%	16.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.95%	22,085	96.19%	$100,033,549.26
30 - 60 Days	1.55%	349	2.82%	$2,932,687.40
61 - 90 Days	0.40%	90	0.77%	$797,026.28
91-120 Days	0.11%	24	0.22%	$231,668.28
121 + Days	0.00%	0	0.00%	$-
Total		22,548		$103,994,931.22

Delinquent Receivables 30+ Days Past Due
Current Period	2.05%	463	3.81%	$3,961,381.96
1st Preceding Collection Period	1.86%	430	3.42%	$3,899,620.17
2nd Preceding Collection Period	1.80%	428	3.19%	$3,966,123.14
3rd Preceding Collection Period	1.84%	451	3.18%	$4,309,431.77
Four-Month Average	1.89%		3.40%

Repossession in Current Period		20		$172,088.65
Repossession Inventory		59		$120,436.32

Current Charge-Offs
Gross Principal of Charge-Offs				$172,013.47
Recoveries				$(195,854.24)
Net Loss				$(23,840.77)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.25%

Average Pool Balance for Current Period				$109,025,934.19

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.26%
1st Preceding Collection Period				1.05%
2nd Preceding Collection Period				0.16%
3rd Preceding Collection Period				-0.04%
Four-Month Average				0.23%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		18	2,228	$32,273,074.45
Recoveries		29	2,013	$(18,938,238.66)
Net Loss				$13,334,835.79
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		8	1,810	$13,431,049.34
Average Net Loss for Receivables that have experienced a Net Loss				$7,420.47

Principal Balance of Extensions				$562,082.51
Number of Extensions				66

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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